Share capital and reserves - Diluted weighted average number of shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Diluted Weighted Average Number of Shares Outstanding
Basic weighted average shares outstanding	4,734,633	2,878,514	1,981,734
Diluted weighted average shares outstanding	4,734,633	2,878,514	1,981,734